Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 898	$ 1,769	$ 1,670
Adjustments for:
Income tax expense	241	141	362
Interest expense	435	312	169
Allowance for credit loss on accounts receivable	13	1,347	531
Depreciation of property and equipment	4	3	2
Changes in operating assets and liabilities
Change in inventories	231	(233)
Change in accounts receivable	3,684	(9,372)	(3,478)
Change in deposits, prepayment and other receivables and prepayment of equipment	(414)	3,994	(4,002)
Change in contract assets	(9,964)	(6,906)	(1,074)
Change in accounts payable	3,777	1,361	1,928
Change in accruals and other payables	(1,008)	1,908	121
Change in amounts due to a related company		2
Change in amounts due from (to) a shareholder	2
Change in contract liabilities	(3,031)	(53)	1,983
Net cash used by operations	(5,132)	(5,727)	(1,788)
Income taxes paid (net of refunds)	18	(1,235)
Net cash flow used in operating activities	(5,114)	(6,962)	(1,788)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3)	(7)	(6)
Net cash flow used in investing activities	(3)	(7)	(6)
CASH FLOWS FROM FINANCING ACTIVITIES
Drawdown of bank borrowings	6,913	2,317
Repayment of bank borrowings	(9,218)
Drawdown of other borrowings	4,257
Repayment of other borrowings	(2,164)
Proceeds from loan due to a related company, net		4,885	1,517
Loan due to a shareholder, net	(1,048)
Proceeds from issuance of common stock, net of issuance costs	5,570
Net cash flow generated from financing activities	4,310	7,202	1,517
Net (decrease)/increase in cash and cash equivalents	(807)	233	(277)
Cash and Cash equivalents at beginning of the year	1,613	1,258	1,515
Effect of foreign exchange	(57)	122	20
Cash and Cash equivalents at end of the year	$ 749	$ 1,613	$ 1,258